Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Financial risk management objectives and policies
33 Financial risk management objectives and policies
The Group is exposed to market risk, credit risk and liquidity risk. The risks are monitored by appropriate management at each level. The Group’s financial risk activities are governed by appropriate policies and procedures, and financial risks are identified, measured and managed in accordance with the Group’s policies. The Supervisory Board reviews and approves the policies for managing each of these risks, which are summarized below.
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group’s market risk relates to foreign currency risks, interest rate risk and security prices.
Financial instruments affected by foreign currency risk include cash and cash equivalents, trade and other receivables and trade and other payables. The Group does not hedge its foreign currency risk. Financial instruments affected by interest rate risk and security price risk include financial assets measured at fair value.
Foreign currency risk
Currency risk is the risk that the fair value of financial assets or financial liabilities held in foreign currency or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.
Due to its international business activities, the Group is exposed to the risk of changes in foreign exchange rates in connection with trade payables and trade receivables resulting from purchase and sales transactions denominated in a different currency from the functional currency of the respective operation as well as intercompany financing. However, the Group maintains a natural hedge across most of the Group’s cash flows as the Group’s revenue streams are generated in local currencies matched by Group’s costs mostly incurred in the respective local currencies, limiting the risk of foreign currency exposure.
In respect of currency risk, management sets limits on the level of exposure by currency and in total. The positions are monitored monthly. The Group does not use derivatives as hedging instruments to limit its exposure from foreign currency risks.
Foreign currency sensitivity
As of December 31, 2025, if the EUR or USD had strengthened/weakened by +/- 5 or +/-10% against all other currencies with all other variables held constant, the hypothetical impact in the major local currencies on pre-tax equity and profit before tax would have been as follows, mainly as a result of foreign exchange gains/losses on translation of trade and other receivables, cash as well as trade and other payables denominated in EUR or USD.
The following tables demonstrate the sensitivity to a reasonably possible change in Euros and US dollars and major currencies to which the Group is exposed (EUR, AED, XOF, KES, MAD, NGN, DZD, GHS, UGX, EGP), with all other variables held constant. The Group’s exposure to foreign currency changes for all other currencies is not material.
The Group assessed a possible change of +/- 5% to Algerian Dinar (DZD), Kenyan Shilling (KES), Egyptian Pound (EGP), Nigerian Naira (NGN) and Ugandan Shilling (UGX) due to valuation fluctuations in 2025 of (6.4)% to (0.2)% of these currencies to the United States Dollar (USD), a possible change of +/- 10% to Euro (EUR), Ghanaian Cedi (GHS), West African CFA franc (XOF) and Moroccan Dirham (MAD) due to valuation fluctuations in 2025 of (28.5)% to (9.8)% of these currencies to the United States Dollar (USD). The Group also assessed a possible change of +/- 5% to Algerian Dinar (DZD), Moroccan Dirham (MAD), Egyptian Pound (EGP) and Nigerian Naira (NGN) due to valuation fluctuations in 2025 of 1.9% to 7.8% of these currencies to the Euro (EUR), a possible change of +/- 10% to Kenyan Shilling (KES), Ghanaian Cedi (GHS), Ugandan Shilling (UGX) and United Arab Emirates Dirham (AED) due to valuation fluctuations in 2025 of (19.2)% to 13.0% of these currencies to the Euro (EUR).
Intercompany loans bear the majority of the Group’s foreign currency risk as they are issued and are repayable in Euro or US dollars. Fluctuation of various exchange rates in Africa and the resulting related foreign exchange gains or losses are recognized in other comprehensive income, when designated as net investment in a foreign operation, finance income or finance costs. The impacts in the major local currencies are as follows:

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in EUR/USD
	10%	97,772	4,798
	(10)%	(97,772)	(4,798)
Change in EUR/AED
	10%	(1,721)	1
	(10)%	1,721	(1)
Change in EUR/KES
	10%	(181)	121
	(10)%	181	(121)
Change in EUR/MAD
	5%	(6,190)	(74)
	(5)%	6,190	74
Change in EUR/NGN
	5%	(10,170)	(33)
	(5)%	10,170	33
Change in EUR/DZD
	5%	(892)	—
	(5)%	892	—
Change in EUR/GHS
	10%	(2,131)	(21)
	(10)%	2,131	21
Change in EUR/UGX
	10%	(3,266)	(7)
	(10)%	3,266	7
Change in EUR/EGP
	5%	(918)	(1,224)
	(5)%	918	1,224

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in USD/XOF
	10%	(4,579)	(260)
	(10)%	4,579	260
Change in USD/KES
	5%	—	190
	(5)%	—	(190)
Change in USD/MAD
	10%	(4,939)	(189)
	(10)%	4,939	189
Change in USD/NGN
	5%	(5,055)	(233)
	(5)%	5,055	233
Change in USD/DZD
	5%	(441)	—
	(5)%	441	—
Change in USD/GHS
	10%	(1,140)	(144)
	(10)%	1,140	144
Change in USD/UGX
	5%	(1,255)	(30)
	(5)%	1,255	30
Change in USD/EGP
	5%	(663)	(342)
	(5)%	663	342
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, financial investments in bonds and foreign exchange transactions (the impacts of which are included in the sensitivity analysis above).
Trade receivables
As of December 31, 2025, the Group has as an allowance for uncollectible receivables of USD 3,153 thousand (2024: USD 2,927 thousand) as set out in the Note 13.
The Group evaluates this risk based on known troubled accounts and historical experience of losses incurred. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by management.
Sales to retail customers are required to be settled in cash or using major credit cards, mitigating credit risk. There are no significant concentrations of credit risk, whether through exposure to Individual customers, specific industry sectors and/or regions.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses (ECL) which uses a lifetime expected loss allowance for all trade receivables. The estimated ECL are calculated based on actual credit loss experience over a period that, per business, countries and type of customers, is considered statistically relevant and representative of the specific characteristics of the underlying credit risk.
Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporated several macroeconomic elements such as the countries’ GDP and unemployment rates. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change.
The Group evaluates the concentration of risk with respect to trade receivables and contract assets as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets.
Cash deposits
Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. The Group’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2024 and 2025 is the carrying amount as illustrated in cash and cash equivalents in the consolidated statement of financial position.
The expected credit losses (“ECL”) from cash and cash equivalents, are estimated by the Group as immaterial as of December 31, 2023, 2024 and 2025, due to low credit risk rating of the financial institutions.
The Group considers cash deposits are in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. Cash deposits are written off when there is no reasonable expectation of recovering the contractual cash flows.
Liquidity risk
The primary objective of the Group’s liquidity and capital management is to monitor the availability of cash and other financial assets and capital in order to support its business expansion and growth. The Group manages its liquidity and capital structure with reference to economic conditions, performance of its local operations and local regulations. Funding is managed by a central treasury department that monitors the amounts of funds to be granted according to management and Shareholder approval. All funding follows strict operational and legal monitoring executed by the treasury and legal departments.
During 2019, the Group has secured funding relating to the entry of a new investor in January 2019 and the Initial Public Offering (IPO) with concurrent private placement in April 2019. We received USD 280 million in net proceeds from our initial public offering and additional capital in the aggregate amount of USD 86 million from Pernod Ricard Deutschland GmbH. Most of this funding is transferred to operating entities in the form of loans which are eliminated in consolidation. In December 2020, the Group completed an equity offering. Proceeds from the offering, net of commissions and expenses, were USD 231 million. During March 2021, the Group raised additional equity funding with proceeds, net of commissions and expenses, of USD 341 million and in August 2024, the Group raised another equity funding with proceeds, net of commissions and expenses, of USD 94.7 million.
As all funding has been exclusively obtained from the shareholders and there are no external borrowings, the Group does not incur an interest rate risk in this regard.
Based on the cash flow forecast for 2026, the Group has sufficient liquidity as of December 31, 2025 for the next twelve months.